Principal Accounting Policies - Summary of Value Added Tax (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Gross VAT	¥ 1,813,946	¥ 1,832,598	¥ 3,510,749
Less: VAT refund	(860,746)	(938,689)	(1,559,814)
VAT, net	¥ 953,200	¥ 893,909	¥ 1,950,935